Estimated Purchase Price (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 02, 2009 Tp Corporation Limited	Dec. 31, 2011 VanceInfo Financial Service Limited	Jul. 31, 2010 VanceInfo Financial Service Limited	Oct. 01, 2008 VanceInfo Financial Service Limited	Jan. 31, 2011 Beijing Viatt Information Technology Co Ltd	Apr. 30, 2011 Oracle Consulting and Implementation Services	Apr. 30, 2011 Oracle Consulting and Implementation Services Initial Payment	Apr. 30, 2011 Oracle Consulting and Implementation Services Second Contingent Consideration	Jul. 31, 2011 VanceInfo Technology Australia Pty Ltd	Sep. 30, 2010 VanceInfo Technology Australia Pty Ltd	Mar. 31, 2011 Lifewood	Mar. 31, 2011 Lifewood Second Contingent Consideration	Jul. 31, 2011 Beijing Data Pioneer Technology Co Ltd	Oct. 31, 2011 US Based IT Services Company
Business Acquisition [Line Items]
Cash paid					$ 1,565	$ 670	$ 330	$ 1,542		$ 254		$ 478		$ 3,961		$ 1,863	$ 3,000
Cash consideration				4,856		1,555		1,484	953			1,573		2,561		1,400	2,913
Fair value of equity consideration	1,849	1,616	549	3,788	1,579	1,834		1,661		217	612	1,997		1,669	2,607	1,124
Carrying amount						1,088		483				159
Gain on re-measurement of fair value of non-controlling equity investment						612		514				701
Total estimated purchase price				$ 8,644		$ 5,759	$ 841	$ 5,684	$ 2,036			$ 4,908	$ 200	$ 10,798		$ 4,387	$ 5,913